Schedule of Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and bank balances	$ 61,889	$ 50,388
Total cash and cash equivalents	$ 61,889	$ 50,388